UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   April 26,2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      71

Form 13F Information Table Entry Total:       $212,744,000


List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1963    25934 SH       Sole                                      25934
AT&T Inc.                      COM              00206r102     1678    62074 SH       Sole                                      62074
Abbott Labs                    COM              002824100     3997    94111 SH       Sole                                      94111
Amgen Inc                      COM              031162100     1001    13754 SH       Sole                                      13754
Anglogold Ashanti Ltd (4/04 na COM              035128206     4156    76785 SH       Sole                                      76785
Assoc Banc-Corp                COM              045487105      433    12732 SH       Sole                                      12732
BHP Billiton LTD               COM              088606108     4932   123775 SH       Sole                                     123775
BP PLC                         COM              055622104     8238   119496 SH       Sole                                     119496
Baker Hughes Inc               COM              057224107     4845    70830 SH       Sole                                      70830
Bank of Hawaii Corp fmly Pacif COM              062540109      277     5200 SH       Sole                                       5200
BellSouth Corp                 COM              079860102      326     9400 SH       Sole                                       9400
CVS Corp                       COM              126650100     1007    33700 SH       Sole                                      33700
Caterpillar Inc                COM              149123101     4748    66121 SH       Sole                                      66121
Chevron Corp                   COM              166764100     5098    87935 SH       Sole                                      87935
Cisco Systems                  COM              17275R102      210     9675 SH       Sole                                       9675
Citigroup Inc                  COM              172967101     1314    27830 SH       Sole                                      27830
ConocoPhillips                 COM              20825c104     7245   114720 SH       Sole                                     114720
Developers Diversified Rlty    COM              251591103     1719    31390 SH       Sole                                      31390
Dominion Resources             COM              25746u109     4135    59904 SH       Sole                                      59904
Duke Realty Corp               COM              264411505     2205    58106 SH       Sole                                      58106
Emerson Elec                   COM              291011104      243     2900 SH       Sole                                       2900
Enbridge Energy Partners L P   COM              29250r106     2930    67040 SH       Sole                                      67040
Encana Corp                    COM              292505104     2626    56196 SH       Sole                                      56196
Exxon Mobil Corp               COM              30231g102     8074   132671 SH       Sole                                     132671
First American Bankshares      COM                             861     1600 SH       Sole                                       1600
General Dynamics               COM              369550108     3763    58820 SH       Sole                                      58820
General Electric               COM              369604103     8788   252672 SH       Sole                                     252672
Goldcorp Inc                   COM              380956409     2753    94115 SH       Sole                                      94115
Grainger W W                   COM              384802104      495     6575 SH       Sole                                       6575
Gulf Keystone Petro            COM              g4209g100       15    15000 SH       Sole                                      15000
HSBC Holdings PLC              COM              404280406     1218    14535 SH       Sole                                      14535
Health Care Realty Tr.         COM              421946104     1818    48637 SH       Sole                                      48637
IBM Corp                       COM              459200101     1970    23887 SH       Sole                                      23887
Illinois Tool Works            COM              452308109     3735    38780 SH       Sole                                      38780
Intel Corp                     COM              458140100     1035    53199 SH       Sole                                      53199
J.P. Morgan Chase & Co         COM              46625h100      982    23592 SH       Sole                                      23592
Johnson&Johnson                COM              478160104     6690   112962 SH       Sole                                     112962
Kellogg Co                     COM              487836108     2332    52956 SH       Sole                                      52956
Kimberly Clark                 COM              494368103      370     6400 SH       Sole                                       6400
Liberty Property               COM              531172104     5931   125765 SH       Sole                                     125765
Lockheed Martin Corp.          COM              539830109     4469    59488 SH       Sole                                      59488
Marshall & Ilsley              COM              571834100     4632   106291 SH       Sole                                     106291
McDonald's Corp                COM              580135101      361    10496 SH       Sole                                      10496
McGraw-Hill                    COM              580645109      784    13608 SH       Sole                                      13608
Microsoft Corp                 COM              594918104     2668    98057 SH       Sole                                      98057
Newmont Mining Corp            COM              802176107     5362   103334 SH       Sole                                     103334
Nokia Corp Spons ADR           COM              654902204      678    32735 SH       Sole                                      32735
Northern Border Partners L P   COM              664785102     4338    90535 SH       Sole                                      90535
Northern States Financial Corp COM              665751103      207     9250 SH       Sole                                       9250
Pepsico, Inc.                  COM              713448108     4732    81882 SH       Sole                                      81882
Petro Canada                   COM              71644e102     1240    26065 SH       Sole                                      26065
Pfizer Inc                     COM              717081103     3663   146974 SH       Sole                                     146974
Plum Creek Timber Co. Inc.     COM              729251108     4445   120357 SH       Sole                                     120357
Procter & Gamble               COM              742718109     5407    93817 SH       Sole                                      93817
Raytheon Co Com New            COM              755111507     2260    49310 SH       Sole                                      49310
Royal Dutch Shell Cl A         COM              780259206      859    13800 SH       Sole                                      13800
Royal Gold Inc.                COM              780287108      207     5710 SH       Sole                                       5710
Schlumberger                   COM              806857108     8502    67171 SH       Sole                                      67171
Suncor Energy Inc              COM              867229106     9745   126521 SH       Sole                                     126521
Sysco Corp                     COM              871829107     5567   173694 SH       Sole                                     173694
U.S. Bancorp                   COM              902973304     4008   131419 SH       Sole                                     131419
Union Pacific                  COM              907818108      884     9470 SH       Sole                                       9470
United Parcel SVC Inc          COM              911312106     3125    39365 SH       Sole                                      39365
United Tech Corp               COM              913017109      243     4200 SH       Sole                                       4200
Verizon Comm. (Frmly GTE & Bel COM              92343v104     3874   113750 SH       Sole                                     113750
Vodafone Group PLC             COM              92857w100      274    13115 SH       Sole                                      13115
Walgreen Co                    COM              931422109     5734   132947 SH       Sole                                     132947
Wells Fargo                    COM              949746101     3675    57534 SH       Sole                                      57534
Wisconsin Energy               COM              976657106      254     6350 SH       Sole                                       6350
Wyeth                          COM              983024100     4143    85380 SH       Sole                                      85380
Oil Svc Holders                                 678002106      250 1700.000 SH       Sole

											FORM 13F INFORMATION TABLE